Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2010 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	8.62%
Since Inception	2.78%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.30%)
IXZNG
Average Annual Return:
Past 1 year	8.90%
Since Inception	2.90%

[1]	A From August 1, 2019 .